Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Subsequent Events

Management Bonus Plan

On April 2, 2015, the Compensation Committee of the Board of the Directors approved the 2015 Management Bonus Plan (the “Management Plan”) outlining maximum target bonuses of the base salaries of certain of the Company’s executive officers. Under the terms of the Management Plan, the Company’s Chief Executive Officer shall receive a maximum target bonus of up to 50% of his annual base salary, the Chief Financial Officer shall receive a maximum target bonus of up to 35% of his annual base salary and the Company’s Vice President shall receive a maximum target bonus of up to 25% of his annual base salary.

On April 4, 2015, the Board approved the following Non-Employee Director Policy (the “Incumbent Director Policy”) with respect to incumbent non-employee members of the Board in the event that they are replaced before their term expires:

●	A one-time issuance of 20,000 restricted shares of common stock;

●	The vesting of all options and restricted stock grants held on such date; and

●	The payment of all earned but unpaid cash compensation for their services on the Board and its committees, as of such date.

On April 4, 2015, in connection with his resignation from the Board, Michael Wick received a one- time restricted stock grant of 20,000 shares under the Incumbent Director Policy.

Rubin Grant

On April 3, 2015, the Company entered into a consulting agreement with Steve Rubin pursuant to which he agreed to provide advisory services in connection with corporate strategy, licensing and business development estimated to be for a period of 12 months. In exchange for his services, the company provided him with a one-time grant of 200,000 shares of the Company’s restricted common stock.

Ravetch Grant

On April 4, 2015, the Board approved the issuance of an additional restricted fully vested stock award of 131,500 shares to Jeffrey Ravetch. This award is for future services covering at least one year period. The award was granted in addition to the prior award to Dr. Ravetch on April 2, 2015 of: (i) 34,250 restricted shares and (ii) options to purchase 34,250 shares of common stock with an exercise price of $2.30 per share, for a total grant of 200,000 restricted shares and options.

Livingston Grant

On April 4, 2015, the Board of Directors approved a restricted stock award by the Company of 1,000,000 shares of common stock to be issued to Phil Livingston, Ph.D. for his continuing service to the Company.  On May 13, 2015, the Compensation Committee of the Board clarified that the award is being granted in consideration for at least one year of Dr. Livingston’s services.  The committee further clarified that the vesting of the common stock shall be on the one-year anniversary of the Board of Directors’ approval of the award, or April 4, 2016.

Consulting Agreement

On April 5, 2015, the Company entered into a consulting agreement with The Del Mar Consulting Group, Inc. and Alex Partners, LLC pursuant to which such consultants shall provide investor relations services to the Company for a period of 12 months in consideration for 300,000 shares of the Company’s restricted common stock. The consultants also received an additional 200,000 shares of the Company’s restricted common stock upon the Company’s achieving a milestone based on its fully-diluted market capitalization.

Series D Conversions

Between April 6, 2015, and May 7, 2015, holders of Series D Preferred Stock converted 20,543 shares of Series D Preferred Stock into 2,054,300 shares of common stock.

Private Placement

On April 10, 2015, the Company completed the closing of the Private Placement and sold $6,718,751 of Units, of which $2,500,000 of the Units consisted of Series E preferred stock and the balance of investment consisting of 5,625,001 shares of common stock, together with warrants to all investors to purchase 4,479,167 shares of common stock at $1.50 a share.  Each Unit was sold at a purchase price of $0.75 per Unit.

OPKO Health, Inc. (“OPKO”) was the lead investor in the Private Placement, purchasing $2,500,000 of Units consisting of Preferred Shares.

As a condition to OPKO’s investment in the Private Placement, each of the other investors in the Private Placement agreed to execute the Lockup Agreement in favor of the Company, restricting the sale of 50% of the securities underlying the Units purchased by them for a period of 6 months and the remaining 50% prior to the expiration of 1 year following the final closing date of the Private Placement.

On April 10, 2015, proceeds from the second closing were released and the Company agreed that $3.5 million of the net proceeds of such closing would be paid into and held under and the terms of an escrow agreement with Signature Bank, N.A pending the approval of a representative of OPKO or 10 weeks thereafter, unless released sooner or extended by the representative. In connection with the OPKO investment, Steven Rubin, Esq. was appointed advisor to the Company and has the right to take action with respect to the Escrowed Funds. The Escrowed Funds shall be returned to the applicable investors and the Company shall have no further obligation to issue Units to such investors in the event the release conditions are not met.

Warrant Exercises

Between April 13, 2015, and April 14, 2015, several holders of  Private Placement warrants to purchase common stock exercised their warrants on a cashless basis to purchase 1,219,780 shares of common stock by exercising 1,849,999 warrants to purchase shares of common stock in accordance with the terms of the warrant agreement.

14. Subsequent Events

On January 11, 2015, the Series B Common Warrants reached the Reset Date, in accordance with the original terms of the agreement, and the warrant exercise price was reset to $1.57.

On January 14, 2015, holders of the Series C preferred stock converted 96,571 shares into 120,714 shares of common stock.

Between January 10, 2015 and February 25, 2015, holders of the Series A-1 preferred stock converted 64,019 shares into 38,456 shares of common stock.

Between March 3, 2015 and March 20, 2015, holders of the Company’s Series B Preferred Stock converted a total of 106,437 of those shares into 276,883 shares of common stock.

Exchange of Preferred Stock and Warrants

On March 25, 2015, the Company entered into separate exchange agreements (the “Exchange Agreements”) with certain holders (each an “Exchange Holder”; collectively the “Exchange Holders”) of the Company’s Series A-1 preferred stock and Merger Warrants (the “Series A-1 Exchange Securities”) and holders of the Company’s Series B preferred stock and Series B Warrants (the “Series B Exchange Securities” and, collectively with the Series A-1 Exchange Securities, the “Exchange Securities”), all previously issued by the Company. Pursuant to the Exchange Agreements, the Exchange Holders exchanged the Exchange Securities and relinquished any and all other rights they may have had pursuant to the Exchange Securities, their respective governing agreements and certificates of designation, including any related registration rights, in exchange for an aggregate of 2,588,407 shares of the Company’s common stock and an aggregate of 237,647 shares of the Company’s newly designated Series D Convertible preferred stock (the “Series D preferred stock” and together with the common stock issuable pursuant to the Exchange Agreements and the common stock issuable upon conversion of the Series D preferred stock, the “Securities”).

Additionally, for as long as a certain principal holder of Exchange Securities holds Securities issued pursuant to the Exchange Agreements, subject to certain exceptions, the Company is restricted from issuing any shares of common stock or securities convertible into common stock, enter into any equity line of credit or issue any floating or variable priced equity linked instrument.

No commission or other payment was received by the Company in connection with the Exchange Agreements.

Series D Preferred Stock

As contemplated by the Exchange Agreements and as approved by the Company’s Board of Directors, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series D Convertible Preferred Stock (the “Series D Certificate of Designations”), on March 25, 2015. Pursuant to the Series D Certificate of Designations, the Company designated 1,000,000 shares of its blank check preferred stock as Series D preferred stock. Each share of Series D preferred stock has a stated value of $0.01 per share. In the event of a liquidation, dissolution or winding up of the Company, each share of Series D preferred stock will be entitled to a per share preferential payment equal to the stated value. Each share of Series D preferred stock is convertible into 100 shares of common stock. The conversion ratio is subject to adjustment in the event of stock splits, stock dividends, combination of shares and similar recapitalization transactions. The Company is prohibited from effecting the conversion of the Series D preferred stock to the extent that, as a result of such conversion, the holder beneficially owns more than 4.99% (provided that certain investors elected to block their beneficial ownership initially at 2.49% in the Exchange Agreements), in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series D preferred stock (the “Beneficial Ownership Limitation”). Each share of Series D preferred stock entitles the holder to vote on all matters voted on by holders of common stock. With respect to any such vote, each share of Series D preferred stock entitles the holder to cast such number of votes equal to the number of shares of common stock such shares of Series D preferred stock are convertible into at such time, but not in excess of the Beneficial Ownership Limitation.

After giving effect to the transactions contemplated by the Exchange Agreements, and prior to Private Placement Financing noted in our Subsequent Events the Company had 5,827,327 shares of common stock issued and outstanding and 237,647 shares of Series D preferred stock outstanding convertible into an aggregate of 23,764,700 shares of common stock, without giving effect to any Beneficial Ownership Limitation.

As of March 25, 2015, pursuant to the terms of the Exchange Agreements, the MabVax Therapeutics Securities Purchase Agreement, Series A-1 Registration Rights Agreement, the Series B Purchase Agreement and the Series B Registration Rights Agreement were terminated, and all rights covenants, agreements and obligations contained therein, are of no further force or effect.

Private Placement Transaction

On March 31, 2015 the Company accepted subscription agreements (the “Subscription Agreements”) in a private placement issuance of 6,661,000 Units, as described below, and received proceeds of $4,662,957, net of $332,793 in issuance costs. The Company also agreed to issue and sell, subject to customary closing conditions, additional Units for an aggregate private placement of up to 21,333,333 shares of the Company’s common stock (or, for purchasers who would hold 5% or more of the Company’s common stock, shares of the Company’s Series E Convertible preferred stock, par value $0.01 per share (the “Series E preferred stock”) convertible into an equivalent number of shares of such common stock) (such shares of common stock and Series E preferred stock, the “PIPE Shares”) and, for each share of common stock so purchased (or issuable upon conversion of each share of Series E preferred stock so purchased) warrants to purchase one-half of one share of common stock (collectively, the “Private Placement” and the “PIPE Warrants” and, together with the PIPE Shares, the “Units”). Upon closing, the Company will sell Units with an aggregate purchase price of up to $16,000,000 (or $0.75 for each Unit). The Series E preferred stock is described below.

The PIPE Warrants are exercisable upon issuance at the Closing Date (as defined in the Subscription Agreement), expire 30 months from the Closing Date and may be exercised for cash or on a cashless basis. The PIPE Warrants will initially have a per share exercise price of $1.50, subject to certain adjustments. The Company is prohibited from effecting the exercise of the PIPE Warrants to the extent that, as a result of such exercise, the holder beneficially owns more than 4.99% in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the exercise of the PIPE Warrants.

In connection with the Private Placement, the Company also entered into a Registration Rights Agreement with the PIPE Purchasers (the “PIPE Registration Rights Agreement”). Pursuant to the PIPE Registration Rights Agreement, the Company has agreed to file a registration statement with the SEC covering resales of up to 25% of common stock issued under the Subscription Agreements and shares issuable upon conversion of the Series E preferred stock (together, the “Registrable Securities”) by the PIPE Purchasers no later than 60 days following the Closing Date, and to use its commercially reasonable best efforts to have such registration statement declared effective with 120 days after filing. The Company will bear all expenses of such registration of the resale of the Registrable Securities. PIPE Purchasers also may be required under certain circumstances to agree to refrain from resales of a percentage of their securities upon request of an underwriter or placement agent in a future offering.

Series E Preferred Stock

As approved by the Company’ Board of Directors, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series E Convertible preferred stock (the “Series E Certificate of Designations”), on March 31, 2015. Pursuant to the Series E Certificate of Designations, the Company designated 100,000 shares of its blank check preferred stock as Series E preferred stock. Each share of Series E preferred stock has a stated value of $75.00 per share. In the event of a liquidation, dissolution or winding up of the Company, each share of Series E preferred stock will be entitled to a per share preferential payment equal to $0.01 per share. Each share of Series E preferred stock is convertible into 100 shares of common stock. The conversion ratio is subject to adjustment in the event of stock splits, stock dividends, combination of shares and similar recapitalization transactions. In addition, until the earlier of (i) twenty-four (24) months from the Final Closing Date (as defined in the Subscription Agreement), (ii) the date the Company consummates a financing (excluding proceeds from the sale of the Series E preferred stock) in which the Company receives gross proceeds of at least Ten Million Dollars ($10,000,000) and (iii) the date the Company’s common stock is listed for trading on a national securities exchange, if the Company issues or sells any shares of common stock at a price less than $0.75 (a “New Issuance”), the Conversion Price of the Series E preferred stock is automatically adjusted to the New Issuance price. The Company is prohibited from effecting the conversion of the Series E preferred stock to the extent that, as a result of such conversion, the holder beneficially owns more than 4.99%, in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series E preferred stock (the “Series E Beneficial Ownership Limitation”). Each share of Series E preferred stock entitles the holder to vote on all matters voted on by holders of common stock. With respect to any such vote, each share of Series E preferred stock entitles the holder to cast such number of votes equal to the number of shares of common stock such shares of Series E preferred stock are convertible into at such time, but not in excess of the Series E Beneficial Ownership Limitation. All, none or a portion of the Series E preferred stock may be issued in connection with the Subscription Agreements including with respect to any subscriptions that may be accepted in the discretion of the Company in connection with any closings which the Company may elect to accept following the date of this report.

Issuance of Common Stock under Common Stock Purchase Agreement

In connection with the July 2014 Private Placement Transaction, or July 2014 Financing, the Company assumed certain obligations to issue additional shares to investors in the July 2014 Financing if a subsequent financing was at a price per share lower than the price per share in the July 2014 Financing. The Company therefore issued an aggregate of 88,093 shares of common stock that were required to be issued in connection with the Private Placement.

Amendment of Equity Incentive Plan

On March 31, 2015 the Company approved a Second Amended and Restated 2014 Employee, Director and Consultant Equity Incentive Plan (the “Plan”), effective as of and contingent upon the consummation of the initial closing of the sale of Units pursuant to the Subscription Agreement, to increase the number of shares reserved for issuance under the Plan from 158,073 to 8,360,789 shares of common stock. Additional changes to the Plan include:

•	An “evergreen” provision to reserve additional shares for issuance under the Plan on an annual basis commencing on the first day of fiscal 2016 and ending on the second day of fiscal 2024, such that the number of shares that may be issued under the Plan shall be increased by an amount equal to the lesser of: (i) 8,000,000 or the equivalent of such number of shares after the administrator, in its sole discretion, has interpreted the effect of any stock split, stock dividend, combination, recapitalization or similar transaction in accordance with the Plan; (ii) the number of shares necessary such that the total shares reserved under the Plan equals (x) 15% of the number of outstanding shares of common stock on such date (assuming the conversion of all outstanding shares of Preferred Stock (as defined in the Plan) and other outstanding convertible securities and exercise of all outstanding warrants to purchase common stock) plus (y) 229,000; and (iii) an amount determined by the Board;

•	Provide that no more than 3,000,000 shares may be granted to any participant in any fiscal year.

•	Provisions to allow for performance based equity awards to be issued by the Company in accordance with Section 162(m) of the Internal Revenue Code.